Columbia Select Large Cap Growth Fund
Third Quarter Report
December 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 4.3%
Entertainment 4.3%
Live Nation Entertainment, Inc.(a)	46,068	6,564,690
TKO Group Holdings, Inc.	95,332	19,924,388
Total		26,489,078
Total Communication Services		26,489,078
Consumer Discretionary 14.5%
Broadline Retail 9.3%
Amazon.com, Inc.(a)	192,541	44,442,313
MercadoLibre, Inc.(a)	6,476	13,044,348
Total		57,486,661
Hotels, Restaurants & Leisure 3.3%
Booking Holdings, Inc.	3,818	20,446,650
Specialty Retail 1.9%
O’Reilly Automotive, Inc.(a)	123,891	11,300,098
Total Consumer Discretionary		89,233,409
Consumer Staples 2.1%
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	15,098	13,019,609
Total Consumer Staples		13,019,609
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
EQT Corp.	269,071	14,422,206
Total Energy		14,422,206
Financials 7.6%
Capital Markets 3.7%
KKR & Co., Inc., Class A	181,975	23,198,173
Financial Services 3.9%
Visa, Inc., Class A	67,944	23,828,640
Total Financials		47,026,813
Health Care 15.2%
Biotechnology 4.6%
Argenx SE, ADR(a)	20,408	17,162,108
Insmed, Inc.(a)	65,083	11,327,045
Total		28,489,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.0%
Insulet Corp.(a)	39,513	11,231,175
Intuitive Surgical, Inc.(a)	44,740	25,338,947
Total		36,570,122
Pharmaceuticals 4.6%
Eli Lilly & Co.	26,550	28,532,754
Total Health Care		93,592,029
Industrials 6.6%
Building Products 1.4%
Trane Technologies PLC	22,488	8,752,330
Construction & Engineering 2.1%
Quanta Services, Inc.	31,048	13,104,119
Electrical Equipment 3.1%
Vertiv Holdings Co.	116,231	18,830,584
Total Industrials		40,687,033
Information Technology 47.4%
Semiconductors & Semiconductor Equipment 23.2%
Applied Materials, Inc.	49,231	12,651,875
Broadcom, Inc.	38,014	13,156,645
NVIDIA Corp.	626,860	116,909,390
Total		142,717,910
Software 24.2%
Adobe, Inc.(a)	31,732	11,105,883
Crowdstrike Holdings, Inc., Class A(a)	24,603	11,532,902
Intuit, Inc.	30,600	20,270,052
Microsoft Corp.	142,578	68,953,572
Palo Alto Networks, Inc.(a)	99,328	18,296,218
ServiceNow, Inc.(a)	123,370	18,899,050
Total		149,057,677
Total Information Technology		291,775,587
Total Common Stocks (Cost $212,393,136)		616,245,764

Columbia Select Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Large Cap Growth Fund, December 31, 2025 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	1,266,191	1,265,812
Total Money Market Funds (Cost $1,265,563)		1,265,812
Total Investments in Securities (Cost: $213,658,699)		617,511,576
Other Assets & Liabilities, Net		(1,314,936)
Net Assets		616,196,640
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	9,008,101	110,339,469	(118,081,905)	147	1,265,812	1,009	128,495	1,266,191
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Large Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT215_03_T01_(02/26)